Related parties	12 Months Ended
Dec. 31, 2021
Related parties

9 Related parties

	Balances at December 31, 2021				Balances at December 31, 2020
	Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and
Balance sheet	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total
Assets
Current
Trade accounts receivable		4,894	7,346	12,240		6,354	14,509	20,863
Inventories		9,927		9,927		35,998		35,998
Dividends and interest on capital							165	165
Other
Other receivabels		287		287

Non-current
Related parties
Other receivabels		38,987		38,987
Total assets		54,095	7,346	61,441		42,352	14,674	57,026

Liabilities
Current
Trade payables	103,259	134,063	11,113	248,435	33,100	601,203	9,641	643,944
Other payables		296,984	345	297,329		478	119	597

Non-current
Loan to non-controlling shareholders of Braskem Idesa			3,646,538	3,646,538			3,222,493	3,222,493
Total liabilities	103,259	431,047	3,657,996	4,192,302	33,100	601,681	3,232,253	3,867,034

	Year ended December 31, 2021				Year ended December 31, 2020				Year ended December 31, 2019
	Novonor and				Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and			subsidiaries	Petrobras and
	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total

Transactions
Sales of products		171,665	540,855	712,520		182,521	326,825	509,346		665,417	588,785	1,254,202
Purchases of raw materials, finished goods
services and utilities	(306,426)	(19,833,063)	(6,953)	(20,146,442)	(133,127)	(14,566,840)	(20,350)	(14,720,317)	(293,501)	(12,584,453)	(10,738)	(12,888,692)
Financial income (expenses), net	(141)	(11,758)	(245,819)	(257,718)	(452)	(3,810)	(818)	(5,080)	(96)	(5)	(10,967)	(11,068)
General and administrative expenses
Post-employment benefits plan ("EPE")
Private pension ("Vexty")			(67,273)	(67,273)			(46,738)	(46,738)			(50,889)	(50,889)
Other expenses		(217,497)		(217,497)					(34,873)			(34,873)

(a)	New and/or renewed agreements with related parties

The related-party transactions policy establishes that all transactions carried out between the Company and related parties must be negotiated independently and transparently, observing commutative conditions with those practiced by the market.

As provided for in Braskem’s bylaws, the Board of Directors has the exclusive power to decide on any contract with related parties that exceed R$20,000 per transaction or R$60,000 collectively per year.

This is valid for contracts between Braskem and its subsidiaries and: (i) direct or indirect subsidiaries of Braskem in whose capital an interest is held by the controlling shareholder, by any direct or indirect subsidiaries thereof or by Key Management Personnel of such entities; (ii) associates of Braskem and subsidiaries of such entities; and (iii) joint ventures in which Braskem participates and any subsidiaries thereof.

As part of its control to identify related parties, Key Management Personnel annually inform whether they, or their close relatives, hold full or shared control of any company.

The related parties that have significant relationship with the Company are as follows:

Novonor and its direct and indirect subsidiaries:

- Tenenge Montagem e Manutenção Ltda. (“Tenenge”)

Petrobras and its indirect joint ventures:

- Almirante Dutra Terminal (“TEDUT”)

- Companhia de Gás da Bahia (“Bahiagás”)

- Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”)

- Gás de Alagoas S.A. (“Algás”)

- Petrobras Transporte S.A. (“Transpetro”)

- Petrocoque S.A. Indústria e Comércio (“Petrocoque”)

- Petróleo Brasileiro S.A. (“Petrobras”)

- Refinaria Alberto Pasqualini (“REFAP”)

- Refinaria Capuava (“RECAP”)

- Refinaria de Mataripe S.A. (“REFMAT”) (*)

- Refinaria Duque de Caxias (“REDUC”)

- Refinaria Henrique Lage (“REVAP”)

- Refinaria Landulpho Alves (“RLAM”) (*)

- Refinaria Planalto de Paulínia (“REPLAN”)

- Refinaria Presidente Getúlio Vargas (“REPAR”)

(*) In 2021, Petrobras sold 100% of its shareholding in RFMAT, the entity that owns RLAM.

Joint ventures of Braskem:

- Refinaria de Petróleo Riograndense S.A. (“RPR”)

Associate of Braskem:

- Borealis Brasil S.A. (“Borealis”)

Non-controlling shareholders of Braskem Idesa:

- Etileno XXI, S.A. de C.V.

- Grupo Idesa, S.A. de C.V.

The main transactions with related parties are as follows:

(i) Sales of gasoline to RPR are negotiated monthly. In 2021, sales amounted to R$100,539 (2020: R$93,632 and 2019: R$257,295).

(ii) In January 2021, the Company entered into an agreement with Transpetro involving the provision of services to Braskem, namely tanker vessel unloading in the Madre de Deus Waterway Terminal (“TEMADRE”), tank storage, product transportation via the pipeline “ORMADRE” that connects TEMADRE to the RLAM, and the transportation of naphtha via pipeline from TEMADRE to the facilities of the carrier located in Camaçari/BA. The duration of the agreement is from February 1, 2021 to December 31, 2025, and the total estimated amount of the agreement is R$203,314. In 2021, the transactions amounted to R$37,194.

(iii) In March 2021, the Company executed an amendment to extend the agreement with Petrocoque, for purchase of steam to be used as energy by Polyethylene plants. This amendment, summed to total amount of the original agreement, executed in September 2009, amounts to R$325.6 million and is valid until March 2024. In 2021, these acquisitions totaled R$16,541 (2020: R$34,141).

(iv) In March 2021, the Company executed an agreement with Sulgás to acquire 200,000 m³/day of natural gas, via local gas distribution pipeline. In December 2021 the parties signed an amendment to the agreement to extend its terms from January 01, 2022 to March 31, 2022. In the fiscal year, the transactions amounted to R$125,163.

(v) In October 2021, the Company entered into a purchase agreement with Petrobras for 108 kton/year of polymer-grade propylene from the REFAP, with delivery to Braskem’s polypropylene industrial units, PP1 and PP2, in Triunfo/RS. This agreement is in force from November 1, 2021 to October 31, 2022. The maximum amount of the agreement is estimated at R$630 million. In 2021, the transactions amounted to R$117 million.

(vi) In December 2021, the Company entered into a purchase agreement with Petrobras for 100 kton/year of polymer-grade propylene from the REDUC, with delivery to Braskem’s PP5 industrial unit (“PP5”) in Rio de Janeiro, and for 8,760 tons per year of waste streams from PP5 to REDUC. The agreement is in force from January 1, 2022 to May 17, 2026. The maximum amount of the agreement is estimated at R$2.4 billion with the purchase of propylene and R$190 million with the sale of waste.

(vii) In December 2021, the Company entered into a purchase agreement with Petrobras for 140 kton/year of polymer-grade propylene from the RECAP, with delivery to Braskem’s PP4 industrial unit (“PP4”) in Mauá/SP, and for 1,400 tons per year of waste from PP4 to RECAP. The agreement is in force from January 1, 2022 to May 17, 2026. The maximum amount of the agreement is estimated at R$3.3 billion for the purchase of propylene and R$62 million for the sale of waste.

(viii) In December 2021, the Company entered into a purchase agreement with Petrobras for 220 kton/year of polymer-grade propylene from the REPLAN, with delivery to Braskem’s PP3 industrial unit (“PP3”) in Paulínia/SP, and for 17,520 tons per year of waste streams from PP3 to REPLAN. The agreement is in force from January 1, 2022 to May 3, 2028. The maximum amount of the agreement is estimated at R$8.1 billion for the purchase of propylene and R$384 million for the sale of waste.

(ix) In December 2021, the Company entered into a purchase agreement with Petrobras for 120 kton/year and 40 kton per year of polymer-grade propylene from the REVAP, with delivery to Braskem’s PP3 and PP4 industrial units, respectively. This agreement is in force from January 1, 2022 to May 3, 2028 for the first 120 kton/year and from May 4, 2028 to June 30, 2029 for the remaining 40 kton/year. The maximum amount of the agreement is estimated at R$4.7 billion.

(x) In December 2021, the Company entered into a purchase agreement with Petrobras for 150 kton/year of polymer-grade propylene from the REPAR, with delivery to Braskem’s PP3 and PP4 industrial units. This agreement is in force from January 1, 2022 to December 6, 2029. The maximum amount of the agreement is estimated at R$6.8 billion.

(xi) In December 2021, the Company entered into the third amendment to the agreement governing the supply of natural gas by Algás to Braskem, via local gas pipeline, in force to March 2022. In 2021, the transactions amounted to R$311,434 (2020: R$183,476 and 2019: R$236,913).

(xii) In December 2021, the Company entered into an amendment to the agreement governing the supply of natural gas by Bahiagás to Braskem, via local gas pipeline, effective until December 2022. In 2021, the transactions amounted to R$759,710 (2020: R$592,013 and 2019: R$901,574).

(xiii) In January 2020, Braskem entered into an agreement with Tenenge to provide industrial maintenance services for shutdowns of large-scale equipment and occasional services on other types of equipment. This agreement has an estimated maximum value of R$669,000 and a term of seven years. In 2021, the procurement of services rendered amounted to R$221,461 (2020: R$45,408).

(xiv) In February 2020, the Company signed the 5th amendment to the polypropylene and polyethylene thermoplastic resins sales agreement with Borealis. The agreement has an estimated maximum amount of R$1,260,000 and is valid through December 17, 2025. In 2021, transactions amounted to R$436,090 (2020: R$213,830) as presented in the other sales of products.

(xv) In June 2020, the Company entered into a purchase option agreement for up to 2,850 kton/year of petrochemical naphtha to Petrobras. The agreement is in force from January 1, 2021 to December 31, 2025. The maximum estimated amount is R$30 billion. In 2021, transactions amounted to R$1,770,231.

(xvi) In June 2020, the Company entered into two contract amendments with Transpetro for vessel loading and unloading services, product storage and leasing of the OSCAN16 pipeline and tanks located at the TEDUT, that are in force from November 1, 2021 to June 30, 2024. The maximum estimated amounts of the agreements are R$620,500 and R$107,361, respectively. In 2021, transactions amounted to R$104,819 (2020: R$53,688 and 2019: R$79,123).

(xvii) In June 2020, the Company entered into two naphtha supply agreements with Petrobras from 200 to 450 kton/y, respectively, from the RLAM, with delivery to our industrial unit in Bahia, and from the REFAP, to our unit in Rio Grande do Sul. The agreements are in force from December 23, 2020 to December 31, 2025. In 2021, the transactions amounted to R$947,330 for RLAM/REFMAT and R$2,408,198 for REFAP.

(xviii) In June 2020, the Company entered to a contractual amendment with Petrobras for the transfer of 80,000 m³ of space for storing products owned by Braskem in tanks at the REFAP, that are in force from November 1, 2020 to December 31, 2025. The maximum estimated amount is R$240,000. In the fiscal year, transactions amounted to R$33,182 (2020: R$31,730 and 2019: R$24,981).

(xix) In December 2020, the Company entered into an agreement with Petrobras to purchase ethane and propane to produce up to 580,000 tons of ethylene equivalent and sell up to 58.4 million Nm³ of hydrogen. This agreement is effective from January 1, 2021 to December 31, 2025. The estimated amount of the agreement is R$9.2 billion. In 2021, transactions amounted to R$1,981,786.

(xx) In December 2020, the Company entered into a purchase agreement with Petrobras for up to 2 million tons of petrochemical naphtha per year, for us in Braskem’s industrial unit in São Paulo. This agreement is effective from December 23, 2020 to December 31, 2025. The estimated amount is R$25 billion. In 2021, the transactions amounted to R$5,074,529.

(xxi) Loan payable to the non-controlling shareholders of Braskem Idesa, with maturity in December 2029 and interest of 7% p.a. These funds were used by Braskem Idesa to finance its construction project.

(b)	Key management personnel compensation

The expenses related to the remuneration of key management personnel, including the Board of Directors, the Chief Executive Officer, and vice-presidents, recorded in the profit or loss for the year, are shown as follows:

Statement of profit or loss transactions	2021	2020	2019
Remuneration
Short-term benefits	119,734	74,943	70,366
Post-employment benefit	2,121	961	1,104
Long term incentive plan	14,394	7,456	14,724
Total	136,249	83,360	86,194

Compensation of the Company’s key management personnel includes salaries, short and long-term incentives, non-cash benefits and contributions to a post-employment defined benefit plan (see Note 27).